Bonds, notes and other obligations (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Summary of Bonds, Notes and Other Obligations
(a)	This caption is comprised of the following:

Issuance	Issuer	Annual interest rate	Interest payment	Maturity	Amount issued	2021	2020
					(000)	S/(000)	S/(000)
Local issuances
Subordinated bonds – first program (b)
Eighth (A series)	Interbank	6.91%	Semi-annually	2022	S/137,900	137,900	137,900
Third (A series) (c)	Interbank	3.50% + VAC (*)	Semi-annually	2023	S/110,000	—	91,000

						137,900	228,900

Subordinated bonds – second program (b)
Second (A series)	Interbank	5.81%	Semi-annually	2023	S/150,000	149,938	149,881
Third (A series)	Interbank	7.50%	Semi-annually	2023	US$50,000	199,175	180,819

						349,113	330,700

Subordinated bonds – third program (b)
Third - single series (d)	Interseguro	4.84%	Semi-annually	2030	US$25,000	99,675	90,525
First - single series	Interseguro	6.00%	Semi-annually	2029	US$20,000	79,663	72,420
Second - single series	Interseguro	4.34%	Semi-annually	2029	US$20,000	79,740	72,420

						259,078	235,365

Corporate bonds – second program
Fifth (A series)	Interbank	3.41% + VAC (*)	Semi-annually	2029	S/150,000	150,000	150,000

Total local issuances						896,091	944,965

International issuances
Subordinated bonds (e)	Interbank	4.000%	Semi-annually	2030	US$300,000	1,188,394	1,078,493
Corporate bonds (f)	Interbank	5.000%	Semi-annually	2026	S/312,000	311,401	311,282
Corporate bonds (g)	Interbank	3.250%	Semi-annually	2026	US$400,000	1,584,288	1,436,818
Corporate bonds (h)	Interbank	3.375%	Semi-annually	2023	US$484,895	1,912,330	1,714,707
Subordinated bonds (i)	Interbank	6.625%	Semi-annually	2029	US$300,000	1,193,461	1,082,915
Senior bonds (j)	IFS	4.125%	Semi-annually	2027	US$300,000	1,178,000	1,065,482

Total international issuances						7,367,874	6,689,697

Total local and international issuances						8,263,965	7,634,662

Interest payable						125,707	144,089

Total						8,389,672	7,778,751

Summary of Repayment Schedule of Bonds, Notes and Other Obligations
(l)	As of December 31, 2021 and 2020, the repayment schedule of these obligations is as follows:

Year	2021	2020
	S/(000)	S/(000)
2021	—	104,078
2022	249,609	137,900
2023	2,261,443	2,171,241
2024	—	—
2025 onwards	5,878,620	5,365,532

Total	8,389,672	7,778,751